Condensed Parent Company Only Financial Statements - Condensed Statements of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating income
Other income	$ 34,629	$ 26,510	$ 18,998
Operating expenses
Interest expense	67,701	59,100	44,704
Salaries and employee benefits expense	331,686	322,586	259,086
Other expenses	45,737	52,856	47,913
Income (loss) before income tax benefit and increase in equity in undistributed earnings of subsidiaries	271,970	206,938	141,065
Income tax benefit	85,193	64,094	35,683
Net Income	186,777	142,844	105,382
Preferred stock dividends	(7,977)	0	0
Net Income Available to Common Shareholders	178,800	142,844	105,382
IBERIABANK Corporation
Operating income
Reimbursement of management expenses	65,104	59,255	46,433
Other income	829	(329)	437
Total operating income	65,933	58,926	46,870
Operating expenses
Interest expense	3,948	3,393	3,224
Salaries and employee benefits expense	45,623	41,689	31,981
Other expenses	19,566	17,492	14,576
Total operating expenses	69,137	62,574	49,781
Income (loss) before income tax benefit and increase in equity in undistributed earnings of subsidiaries	(3,204)	(3,648)	(2,911)
Income tax benefit	530	800	(518)
Income (loss) before equity in undistributed earnings of subsidiaries	(3,734)	(4,448)	(2,393)
Equity in undistributed earnings of subsidiaries	190,511	147,292	107,775
Net Income	186,777	142,844	105,382
Preferred stock dividends	(7,977)	0	0
Net Income Available to Common Shareholders	$ 178,800	$ 142,844	$ 105,382